Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - $ / $	Dec. 31, 2024	Dec. 31, 2023
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rate (CAD per USD)	1.44	1.32
Average
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rate (CAD per USD)	1.37	1.35